Consolidated Statement of Cash Flows S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
OPERATING ACTIVITIES
Loss before income tax	S/ (78,350)	S/ (131,900)	S/ (535,271)
Adjustments to profit not affecting cash flows from
Depreciation	98,795	98,504	112,318
Amortization	106,512	98,621	107,499
Impairment of inventories	2,984	791	4,503
Impairment of accounts receivable and other accounts receivable	29,389	134,964	290,491
Reversal of impairment of inventories		(821)	(4,752)
Debt condonation		(9,451)	(18,186)
Reversal of property, plant and equipment	8,088		20,018
Impairment of intangible assets			45,821
Reversal of impairment of accounts receivable			(19,448)
Reversal of impairment of intangible assets			(20,676)
Change in the fair value of the liability for put option		245	4,697
Other provisions	62,246	126,896	186,894
Renegotiation of liability for acquisition of non-controlling Morelco	(70,322)
Financial expense,net	222,453	225,212	167,872
Impairment of investment		38	384
Incremental cost accrued		8,875
Share of the profit and loss of associates and joint ventures accounted for using the equity method	861	(770)	218,774
Reversal of provisions	(13,027)	(33,264)	(7,471)
Disposal of assets	2,410	8,895	349
Profit on sale of property, plant and equipment	(3,937)	(2,322)	(11,892)
(Profit) loss on remeasurement of accounts receivable	106,613	(25,888)	45,363
Net variations in assets and liabilities:
Trade accounts receivable and working in progress	(82,527)	131,674	457,709
Other accounts receivable	41,626	(46,117)	148,833
Other accounts receivable from related parties	(57,258)	(20,641)	(11,178)
Inventories	59,201	22,578	(34,091)
Pre-paid expenses and other assets	(11,681)	(823)	4,964
Trade accounts payable	(55,131)	(42,062)	58,973
Other accounts payable	72,991	(58,011)	(292,184)
Other accounts payable to related parties	7,703	3,591	(24,461)
Other provisions	(27,964)	(9,051)	(1,134)
Interest payment	(146,369)	(137,369)	(172,377)
Payments for purchases of intangibles - Concessions	(5,157)	(3,519)	(25,917)
Payment of income tax	(75,641)	(112,851)	(94,669)
Net cash provided by operating activities	194,508	226,024	601,755
INVESTING ACTIVITIES
Sale of property, plant and equipment	9,162	9,118	18,607
Interest received	2,474	4,292	6,552
Dividends received	3,445	2,318	1,517
Payment for purchase of investments properties	(152)	(98)	(88)
Payments for intangible purchase	(53,808)	(46,767)	(84,201)
Loss of deconsolidation of investment	(11,223)
Payments for property, plant and equipment purchase	(38,087)	(33,596)	(93,017)
Net cash applied to investing activities	(88,189)	(64,733)	(150,630)
FINANCING ACTIVITIES
Loans received	281,079	185,644	644,312
Bonds issued	357,424
Amortization of loans received	(548,360)	(275,163)	(1,130,301)
Amortization of bonds issued	(48,858)	(37,981)	(31,335)
Payment for transaction costs for debt	(5,681)		(4,770)
Dividends paid to non-controlling interest	(25,693)	(82,412)	(12,762)
Cash received (return of contributions) from non-controlling shareholders	(27,104)	(15,725)	(32,996)
Capital increase			280,636
Acquisition or sale of interest in a subsidiary of non-controlling shareholders	(33,232)
Net cash applied to financing activities	(50,425)	(225,637)	(287,216)
Net increase (net decrease) in cash	55,894	(64,346)	163,909
Exchange difference	1,116	13,813	(20,303)
Cash and cash equivalents at the beginning of the period	900,168	950,701	807,095
Cash and cash equivalents at the end of the period	957,178	900,168	950,701
NON-CASH TRANSACTIONS:
Capitalization of interests	1,244	4,887	7,229
Acquisition of assets through finance leases	104	71	3,851
Dividends declared to non-controlling interest	17,281
Acquisition of right-of-use assets	7,988	12,075	101,745
Reclassification to other accounts receivable by Concesionaria Vía Expresa Sur		24,157
Acquisition of supplier bonds		S/ 25,871